UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2016

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

•	EuroPac International Value Fund - Class A (EPIVX)
•	EuroPac International Value Fund - Class I (EPVIX)
•	EuroPac International Bond Fund - Class A (EPIBX)
•	EuroPac International Bond Fund - Class I (EPBIX)
•	EuroPac International Dividend Income Fund - Class A (EPDPX)
•	EuroPac International Dividend Income Fund - Class I (EPDIX)
•	EP Emerging Markets Small Companies Fund - Class A (EPASX)
•	EP Emerging Markets Small Companies Fund - Class I (EPEIX)
(Formerly EP Asia Small Companies Fund)
•	EuroPac Gold Fund - Class A (EPGFX)

SEMI-ANNUAL REPORT
April 30, 2016

Euro Pacific Funds

•	EuroPac International Value Fund - Class A (EPIVX)
•	EuroPac International Value Fund - Class I (EPVIX)
•	EuroPac International Bond Fund - Class A (EPIBX)
•	EuroPac International Bond Fund - Class I (EPBIX)
•	EuroPac International Dividend Income Fund - Class A (EPDPX)
•	EuroPac International Dividend Income Fund - Class I (EPDIX)
•	EP Emerging Markets Small Companies Fund - Class A (EPASX)
•	EP Emerging Markets Small Companies Fund - Class I (EPEIX)
(Formerly EP Asia Small Companies Fund)
•	EuroPac Gold Fund - Class A (EPGFX)

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	21
Statements of Operations	23
Statements of Changes in Net Assets	25
Financial Highlights	30
Notes to Financial Statements	39
Supplemental Information	57
Expense Examples	62

This report and the financial statements contained herein are provided for the general information of the shareholders of the Euro Pacific Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.europacificfunds.com

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 86.8%
	AUSTRALIA – 4.4%
172,000	Newcrest Mining Ltd.*	$2,480,870

	BRAZIL – 8.9%
310,000	Ambev S.A. - ADR	1,732,900
623,856	Cia Energetica de Minas Gerais - ADR	1,222,758
114,100	Grendene S.A.	563,649
119,200	Telefonica Brasil S.A. - ADR	1,468,544
		4,987,851
	CANADA – 17.0%
179,200	Barrick Gold Corp.	3,471,104
114,500	Goldcorp, Inc.	2,307,175
750,708	Yamana Gold, Inc.	3,716,005
		9,494,284
	CHILE – 1.6%
1,544,742	Aguas Andinas S.A. - A Shares	895,012

	FRANCE – 5.2%
25,900	Casino Guichard Perrachon S.A.	1,541,010
19,380	Danone S.A.	1,357,465
		2,898,475
	HONG KONG – 2.8%
136,500	China Mobile Ltd.	1,565,274

	NETHERLANDS – 3.1%
65,332	Royal Dutch Shell PLC - A Shares	1,720,641

	NEW ZEALAND – 5.1%
304,920	SKY Network Television Ltd.	1,134,774
670,410	Spark New Zealand Ltd.	1,736,644
		2,871,418
	NORWAY – 3.0%
94,870	Statoil ASA	1,676,623

	PANAMA – 2.9%
26,000	Copa Holdings S.A. - A Shares	1,657,500

	SINGAPORE – 3.2%
620,700	Singapore Telecommunications Ltd.	1,781,472

	SOUTH KOREA – 3.0%
1,530	Samsung Electronics Co., Ltd.	1,671,801

	SWEDEN – 1.7%
115,000	Telefonaktiebolaget LM Ericsson - ADR	930,350

	SWITZERLAND – 4.8%
22,000	Nestle S.A.	1,639,737
14,000	Novartis A.G. - ADR	1,063,580
		2,703,317

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	THAILAND – 2.5%
2,525,000	Thai Beverage PCL	$1,398,710

	TURKEY – 2.6%
137,400	Turkcell Iletisim Hizmetleri AS - ADR	1,483,920

	UNITED KINGDOM – 8.3%
10,507	British American Tobacco PLC - ADR	1,283,430
41,900	GlaxoSmithKline PLC - ADR	1,797,929
481,470	Vodafone Group PLC	1,542,055
		4,623,414
	UNITED STATES – 6.7%
66,500	Newmont Mining Corp.	2,325,505
14,395	Philip Morris International, Inc.	1,412,437
		3,737,942
	TOTAL COMMON STOCKS (Cost $50,789,302)	48,578,874

Principal Amount
	SHORT-TERM INVESTMENTS – 12.9%
$7,225,216	UMB Money Market Fiduciary, 0.010%[1]	7,225,216

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,225,216)	7,225,216

	TOTAL INVESTMENTS – 99.7% (Cost $58,014,518)	55,804,090
	Other Assets in Excess of Liabilities – 0.3%	151,453

	TOTAL NET ASSETS – 100.0%	$55,955,543

ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund
SUMMARY OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Basic Materials	25.5%
Consumer, Non-cyclical	23.6%
Communications	20.8%
Energy	6.1%
Consumer, Cyclical	4.0%
Utilities	3.8%
Technology	3.0%
Total Common Stocks	86.8%
Short-Term Investments	12.9%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 0.1%
	UNITED STATES – 0.1%
9,835	Hycroft Mining Corp. [5]	$66,627
	TOTAL COMMON STOCKS (Cost $1,585,230)	66,627

Principal Amount
	FIXED INCOME SECURITIES – 83.9% AUSTRALIA – 8.8%
$1,200,000	Australia Government Bond 3.250%, 6/21/2039	912,409
1,000,000	Coca-Cola Amatil Ltd. 4.625%, 5/21/2021	790,638
	Queensland Treasury Corp.
1,000,000	6.000%, 6/14/2021	898,114
1,500,000	5.750%, 7/22/2024	1,385,892
		3,987,053

	BRAZIL – 0.7%
1,000,000	Brazilian Government International Bond 12.500%, 1/5/2022	304,568

	CANADA – 9.6%
1,000,000	Baytex Energy Corp. 6.625%, 7/19/2022[1]	641,588
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,736,590
350,000	Ontario Electricity Financial Corp. 8.900%, 8/18/2022	395,369
750,000	Province of Ontario Canada 1.900%, 9/8/2017	606,031
1,250,000	Sirius XM Canada Holdings, Inc. 5.625%, 4/23/2021[1,2]	981,310
		4,360,888

	CAYMAN ISLANDS – 3.0%
5,000,000	AmBev International Finance Co., Ltd. 9.500%, 7/24/2017	1,379,205

	CHILE – 6.4%
550,000,000	Banco Santander Chile 6.750%, 6/1/2016	832,912
700,000,000	Bonos del Banco Central de Chile en Pesos 6.000%, 3/1/2022	1,171,885
600,000,000	Telefonica Moviles Chile S.A. 6.300%, 11/15/2016	914,519
		2,919,316

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	FIXED INCOME SECURITIES (Continued)
	GERMANY – 6.6%
	KFW
$14,500,000	5.000%, 5/22/2019	$2,015,475
7,000,000	3.500%, 1/22/2021	992,543
		3,008,018

	MALAYSIA – 5.8%
10,000,000	Malaysia Government Bond 4.160%, 7/15/2021	2,624,344

	MEXICO – 5.5%
42,000,000	Mexican Bonos 5.000%, 6/15/2017	2,468,122

	NEW ZEALAND – 8.6%
2,000,000	Fonterra Co-operative Group Ltd. 5.520%, 2/25/2020	1,492,188
	New Zealand Government Bond
2,100,000	3.000%, 9/20/2030	1,691,717
1,000,000	3.500%, 4/14/2033	728,718
		3,912,623

	NORWAY – 3.1%
6,000,000	Kommunalbanken A.S. 2.875%, 5/16/2017	759,405
5,000,000	Marine Harvest A.S.A. 4.520%, 3/12/2018[1,3]	631,839
		1,391,244

	PERU – 3.7%
5,000,000	Peruvian Government International Bond 7.840%, 8/12/2020	1,673,562

	POLAND – 4.9%
	Poland Government Bond
3,000,000	4.750%, 10/25/2016	798,140
2,500,000	1.750%, 1/25/2017[3]	656,274
3,000,000	1.750%, 1/25/2018[3]	785,093
		2,239,507

	SINGAPORE – 4.9%
2,000,000	Genting Singapore PLC 5.125%, 3/29/2049[1,3]	1,488,177
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/2027[1,3]	744,142
		2,232,319

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Principal Amount		Value

	FIXED INCOME SECURITIES (Continued)
	SOUTH KOREA – 2.8%
$1,750,000	Korea Development Bank 5.250%, 4/3/2018	$1,258,798

	SWEDEN – 2.0%
4,000,000	Magnolia Bostad A.B. 6.250%, 4/28/2020[1,3]	500,243
3,000,000	Tele2 A.B. 4.875%, 5/15/2017	390,952
		891,195

	SWITZERLAND – 5.0%
1,750,000	Switzerland Government Bond 1.250%, 6/27/2037	2,254,676

	UNITED KINGDOM – 2.5%
5,000,000	Seadrill Ltd. 3.250%, 3/18/2019[3]	202,353
500,000	United Kingdom Gilt 4.250%, 6/7/2032	944,331
		1,146,684

	TOTAL FIXED INCOME SECURITIES (Cost $47,415,259)	38,052,122

	SHORT-TERM INVESTMENTS – 7.5%
3,398,979	UMB Money Market Fiduciary, 0.010%[4]	3,398,979

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,398,979)	3,398,979

	TOTAL INVESTMENTS – 91.5% (Cost $52,399,468)	41,517,728
	Other Assets in Excess of Liabilities – 8.5%	3,840,939

	TOTAL NET ASSETS – 100.0%	$45,358,667

PLC – Public Limited Company

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $981,310.
[3]	Variable, floating or step rate security.
[4]	The rate is the annualized seven-day yield at period end.
[5]	Illiquid Security. The total illiquid securities represent 0.15% of Net Assets.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund
SUMMARY OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Basic Materials	0.1%
Total Common Stocks	0.1%
Fixed Income Securities
Government	46.8%
Financial	14.9%
Consumer, Non-cyclical	9.5%
Communications	5.0%
Consumer, Cyclical	3.3%
Energy	1.9%
Diversified	1.6%
Utilities	0.9%
Total Fixed Income Securities	83.9%
Short-Term Investments	7.5%
Total Investments	91.5%
Other Assets in Excess of Liabilities	8.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 86.5%
	AUSTRALIA – 3.6%
507,000	Telstra Corp. Ltd.	$2,066,241

	BRAZIL – 9.1%
325,151	Ambev S.A. - ADR	1,817,594
818,400	Cia Energetica de Minas Gerais - ADR	1,604,064
142,200	Telefonica Brasil S.A. - ADR	1,751,904
		5,173,562
	CANADA – 5.2%
43,650	BCE, Inc.	2,046,996
91,047	Freehold Royalties Ltd.	908,511
		2,955,507
	CHILE – 3.4%
3,392,000	Aguas Andinas S.A. - A Shares	1,965,299

	FRANCE – 12.1%
26,250	Casino Guichard Perrachon S.A.	1,561,834
22,700	Danone S.A.	1,590,014
99,300	Engie S.A.	1,637,376
41,780	TOTAL S.A. - ADR	2,120,335
		6,909,559
	HONG KONG – 3.3%
165,000	China Mobile Ltd.	1,892,090

	NETHERLANDS – 3.2%
34,080	Royal Dutch Shell PLC - Class A - ADR	1,802,491

	NEW ZEALAND – 8.7%
1,849,000	Kiwi Property Group Ltd.	1,910,711
304,922	SKY Network Television Ltd.	1,134,781
728,000	Spark New Zealand Ltd.	1,885,826
		4,931,318
	NORWAY – 6.0%
104,100	Statoil A.S.A. - ADR	1,831,119
90,900	Telenor A.S.A.	1,564,692
		3,395,811
	SINGAPORE – 7.2%
696,000	Singapore Telecommunications Ltd.	1,997,591
3,612,961	Starhill Global REIT - REIT	2,095,404
		4,092,995
	SWEDEN – 2.3%
158,800	Telefonaktiebolaget LM Ericsson - ADR	1,284,692

	SWITZERLAND – 3.4%
13,000	Novartis A.G. - ADR	987,610

EuroPac International Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
30,910	Roche Holding A.G. - ADR	$975,829
		1,963,439
	TURKEY – 3.1%
164,700	Turkcell Iletisim Hizmetleri AS - ADR	1,778,760

	UNITED KINGDOM – 11.8%
16,500	British American Tobacco PLC - ADR	2,015,475
41,200	GlaxoSmithKline PLC - ADR	1,767,892
23,650	Unilever N.V.	1,041,073
584,109	Vodafone Group PLC	1,870,787
		6,695,227
	UNITED STATES – 4.1%
51,950	Newmont Mining Corp.	1,816,691
5,000	Philip Morris International, Inc.	490,600
		2,307,291
	TOTAL COMMON STOCKS (Cost $54,932,208)	49,214,282

Principal Amount

	SHORT-TERM INVESTMENTS – 13.1%
$7,420,942	UMB Money Market Fiduciary, 0.010%[1]	7,420,942

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,420,942)	7,420,942

	TOTAL INVESTMENTS – 99.6% (Cost $62,353,150)	56,635,224
	Other Assets in Excess of Liabilities – 0.4%	227,605

	TOTAL NET ASSETS – 100.0%	$56,862,829

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund
SUMMARY OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communications	33.9%
Consumer, Non-cyclical	21.5%
Energy	11.7%
Utilities	9.2%
Financial	7.0%
Basic Materials	3.2%
Total Common Stocks	86.5%
Short-Term Investments	13.1%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.4%
	AUSTRALIA – 0.0%
65,082	iSentric Ltd.*	$5,443

	CHILE – 2.7%
300,000	Forus S.A.	904,668
345,400	Vina Concha y Toro S.A.	579,993
		1,484,661
	CHINA – 6.2%
70,000	Baozun, Inc. - ADR*	404,600
460,000	Bloomage BioTechnology Corp. Ltd.	902,156
2,700,000	China Forestry Holdings Co., Ltd.*3,4	-
600,000	China Medical System Holdings Ltd.	778,618
770,000	Haitian International Holdings Ltd.	1,313,742
		3,399,116
	HONG KONG – 7.6%
1,100,000	PAX Global Technology Ltd.	947,342
550,000	Techtronic Industries Co., Ltd.	2,061,772
600,000	Vitasoy International Holdings Ltd.	1,121,675
		4,130,789
	INDIA – 16.1%
42,000	Amara Raja Batteries Ltd.	604,394
96,529	Bajaj Corp. Ltd.	562,743
67,077	Bharat Forge Ltd.	805,603
250,000	CCL Products India Ltd.	726,935
400,000	City Union Bank Ltd.	565,678
193,786	Jyothy Laboratories Ltd.	888,234
145,000	LIC Housing Finance Ltd.	1,008,478
72,000	Mindtree Ltd.	735,191
130,000	Natco Pharma Ltd.	958,082
50,000	Strides Shasun Ltd.	813,241
187,848	Syngene International Ltd.[1]	1,098,842
		8,767,421
	INDONESIA – 4.3%
8,000,000	Ace Hardware Indonesia Tbk P.T.	559,753
1,000,000	Kino Indonesia Tbk P.T.*	370,033
3,774,100	Matahari Putra Prima Tbk P.T.	420,804
2,287,100	Mitra Adiperkasa Tbk P.T.*	726,640
900,000	Ultrajaya Milk Industry & Trading Co. Tbk P.T.*	285,455
		2,362,685
	LUXEMBOURG – 1.6%
450,000	L'Occitane International S.A.	867,263

	MALAYSIA – 1.4%
879,400	Globetronics Technology BHD	769,253

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MEXICO – 16.2%
335,000	Alsea S.A.B. de C.V.	$1,282,972
225,000	Banregio Grupo Financiero S.A.B. de C.V.	1,348,323
443,800	Bolsa Mexicana de Valores S.A.B. de C.V.	736,971
1,000,000	Consorcio ARA S.A.B. de C.V.	392,335
40,000	Gruma S.A.B. de C.V. - B Shares	584,329
245,000	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,417,764
521,500	Grupo Herdez S.A.B. de C.V.	1,154,261
181,000	Industrias Bachoco S.A.B. de C.V.	758,519
845,500	Qualitas Controladora S.A.B. de C.V.*	1,136,199
		8,811,673
	PHILIPPINES – 10.4%
7,300,000	D&L Industries, Inc.	1,399,545
40,000	GT Capital Holdings, Inc.	1,164,376
1,200,000	Puregold Price Club, Inc.	1,028,846
600,000	Robinsons Retail Holdings, Inc.	983,528
150,000	Security Bank Corp.	543,237
120,000	Universal Robina Corp.	532,874
		5,652,406
	ROMANIA – 2.1%
1,700,000	Banca Transilvania S.A.*	1,167,862

	SOUTH KOREA – 14.7%
13,000	CJ E&M Corp.	764,925
30,000	DuzonBizon Co., Ltd.	654,378
2,000	Hanssem Co., Ltd.	334,162
9,433	LIG Nex1 Co., Ltd.	736,066
11,000	Loen Entertainment, Inc.*	744,169
17,145	Muhak Co., Ltd.	482,520
25,000	NUTRIBIOTECH Co., Ltd.*	1,414,175
16,000	Seegene, Inc.*	489,208
26,000	Value Added Technologies Co., Ltd.	875,445
34,000	Vieworks Co., Ltd.	1,498,550
		7,993,598
	TAIWAN – 3.8%
160,000	Gourmet Master Co., Ltd.	1,286,402
50,000	Voltronic Power Technology Corp.	787,131
		2,073,533
	THAILAND – 5.0%
700,000	Robinson Department Store PCL	1,029,435
6,000,000	Taokaenoi Food & Marketing PCL	1,705,766
		2,735,201

EP Emerging Markets Small Companies Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES – 1.9%
1,000,000	Nexteer Automotive Group Ltd.	$1,052,727

	VIETNAM – 1.4%
220,987	Mobile World Investment Corp.*	742,184

	TOTAL COMMON STOCKS (Cost $47,039,603)	52,015,815

	WARRANTS – 0.0%
	MALAYSIA – 0.0%
33,332	KPJ Healthcare BHD, Expiration Date: January 24, 2019*	5,119

	TOTAL WARRANTS (Cost $0)	5,119

Principal Amount

	SHORT-TERM INVESTMENTS – 4.7%
$2,546,697	UMB Money Market Fiduciary, 0.010%[2]	2,546,697

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,546,697)	2,546,697

	TOTAL INVESTMENTS – 100.1% (Cost $49,586,300)	54,567,631
	Liabilities in Excess of Other Assets – (0.1)%	(41,187)

	TOTAL NET ASSETS – 100.0%	$54,526,444

ADR – American Depositary Receipt
PCL – Public Company Limited

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,098,842.
[2]	The rate is the annualized seven-day yield at period end.
[3]	Fair value under procedures established by the Board of Trustees, represents 0.00% of Net Assets.
[4]	Illiquid Security. The total illiquid securities represent 0.00% of Net Assets.

See accompanying Notes to Financial Statements.

EP Emerging Markets Small Companies Fund
SUMMARY OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	37.6%
Consumer, Cyclical	21.7%
Industrial	14.2%
Financial	14.1%
Technology	5.7%
Communications	2.1%
Basic Materials	0.0%
Total Common Stocks	95.4%
Warrants	0.0%
Short-Term Investments	4.7%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.5%
	GOLD MINING – 34.6%
100,120	Agnico Eagle Mines Ltd.	$4,726,665
66,100	Asanko Gold, Inc.*1	214,825
10,000	B2Gold Corp.*1	22,236
1,223,600	B2Gold Corp.*	2,716,392
334,000	Eldorado Gold Corp.	1,406,140
150,980	Goldcorp, Inc.	3,042,247
435,000	Mandalay Resources Corp.[1]	391,767
810,990	New Gold, Inc.*	3,811,653
20,000	Randgold Resources Ltd. - ADR	2,010,000
40,000	Torex Gold Resources, Inc.*1	71,093
779,100	Yamana Gold, Inc.	3,856,545
		22,269,563
	ROYALTY COMPANIES – 19.2%
80,096	Franco-Nevada Corp.[1]	5,619,536
240,120	Osisko Gold Royalties Ltd.[1]	3,215,124
56,200	Royal Gold, Inc.	3,519,244
89,830	Solitario Exploration & Royalty Corp.*	46,891
		12,400,795
	PRECIOUS METALS DEVELOPMENTAL – 12.0%
165,000	Almaden Minerals Ltd.*1, 2	182,793
2,085,470	Almaden Minerals Ltd. - Class B*	2,294,017
430,000	Almaden Minerals Ltd. - Class B*1	476,369
160,000	Atlantic Gold Corp.*1	85,439
440,000	First Mining Finance Corp.*1	266,518
845,500	Midas Gold Corp.*1	458,229
425,431	Pretium Resources, Inc.*	3,501,297
1,413,000	Sunridge Gold Corp.*1	388,527
1,010,000	West Kirkland Mining, Inc.*1	108,671
		7,761,860
	PRECIOUS METALS EXPLORATION – 19.2%
99,000	Almadex Minerals Ltd. *1, 2	29,983
1,509,282	Almadex Minerals Ltd.*1	457,103
140,500	Balmoral Resources Ltd.*1	76,146
2,600,000	Canarc Resource Corp.*1	248,665
703,500	Cartier Resources, Inc.*1	56,069
2,046,213	Eurasian Minerals, Inc.*	1,739,281
2,193,000	Evrim Resources Corp.*1, 5	524,348
750,000	Evrim Resources Corp.*1, 2, 5	179,326
453,500	Maya Gold & Silver, Inc.*	61,445
716,666	Medgold Resources Corp.*1, 5	57,118

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION (Continued)
3,440,000	Medgold Resources Corp.*1, 2, 5	$274,169
1,000,000	Medgold Resources Corp.*1, 2, 5	79,700
1,207,000	Midland Exploration, Inc.*1, 5	625,289
2,400,000	Midland Exploration, Inc.*1, 2, 5	1,243,325
609,000	Midland Exploration, Inc.*1, 2, 5	315,494
2,766,000	Miranda Gold Corp.*1	209,429
680,200	Mirasol Resources Ltd.*1	786,076
1,000,000	Mundoro Capital, Inc.*1	123,535
417,000	Oban Mining Corp.*1, 2	498,526
326,400	Oban Mining Corp.*1	390,213
250,000	Orezone Gold Corp.*1	161,393
2,767,000	Radius Gold, Inc.*1	231,557
250,000	Renaissance Gold, Inc.*1	49,813
3,763,400	Revelo Resources Corp.*1	194,964
873,500	Riverside Resources, Inc.*1	215,816
625,000	Rye Patch Gold Corp.*1	129,513
250,000	Skeena Resources Ltd.*1	16,936
13,433,333	Skeena Resources Ltd.*1, 2	910,045
1,000,000	Thunderstruck Resources Ltd.*1, 2	17,933
480,000	Tri Origin Exploration Ltd.*1, 5	13,390
5,000,000	Tri Origin Exploration Ltd.*1, 2, 5	139,476
2,836,365	Vista Gold Corp.*	2,324,401
		12,380,477
	SILVER: EXPLORATION AND MINING – 3.3%
78,266	Fortuna Silver Mines, Inc.*	502,467
591,000	Golden Arrow Resources Corp.*1	207,253
1,250,000	Golden Arrow Resources Corp.*1, 2	438,352
36,500	Pan American Silver Corp.	571,955
19,000	Silver Wheaton Corp.	398,050
		2,118,077
	DIVERSIFIED EXPLORATION AND MINING – 6.2%
79,010	Altius Minerals Corp.[1]	706,537
255,000	Bitterroot Resources Ltd.*1	7,621
8,000	Freeport-McMoRan, Inc.	112,000
261,000	Lara Exploration Ltd.*1	93,608
407,600	Reservoir Minerals, Inc.*1	2,988,699

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	DIVERSIFIED EXPLORATION AND MINING (Continued)
284,000	Strategic Metals Ltd.*1	$101,857
		4,010,322
	TOTAL COMMON STOCKS (Cost $51,986,732)	60,941,094

	INVESTMENT MANAGEMENT COMPANIES – 3.3%
	PRECIOUS METALS – 2.8%
10,000	ASA Gold and Precious Metals Ltd.	136,000
70,000	Sprott Gold Miners - ETF	1,674,400
		1,810,400
	BULLION – 0.5%
5,400	Central Fund of Canada Ltd. - Class A1	70,848
200	ZKB Gold - Class A - ETF*1	252,504
		323,352
	TOTAL INVESTMENT MANAGEMENT COMPANIES (Cost $1,707,060)	2,133,752

	WARRANTS – 0.4%
	SILVER: EXPLORATION AND MINING – 0.3%
1,250,000	Golden Arrrow Resources Corp., Expiration Date: December 18, 2016*1, 2, 3	186,798

	PRECIOUS METALS DEVELOPMENTAL – 0.1%
1,070,000	Sunridge Gold Corp., Expiration Date: October 18, 2017*1	17,056
1,010,000	West Kirkland Mining, Inc., Expiration Date: April 17, 2019*1, 2	24,149
330,000	West Kirkland Mining, Inc., Expiration Date: April 17, 2019*1	7,890
		49,095
	PRECIOUS METALS EXPLORATION – 0.0%
60,000	Dalradian Resources, Inc., Expiration Date: August 1, 2017*1, 2, 3	—
750,000	Evrim Resources Corp., Expiration Date: December 16, 2020*1, 2, 3, 5	19,427
1,227,900	Iron Creek Capital Corp., Expiration Date: April 17, 2019*1, 2, 3	—
300,000	Kiska Metals Corp., Expiration Date: February 28, 2017*1, 2, 3	—
2,900,000	Medgold Resources Corp., Expiration Date: August 19, 2017*1, 2, 3, 5	—
540,000	Medgold Resources Corp., Expiration Date: February 17, 2016*1, 2, 3, 5	—
1,000,000	Medgold Resources Corp., Expiration Date: February 4, 2016*1, 2, 3, 5	—
2,400,000	Midland Exploration, Inc., Expiration Date: April 30, 2018*1, 2, 3, 5	—
304,500	Midland Exploration, Inc., Expiration Date: December 2, 2016*1, 2, 3, 5	—
417,000	Oban Mining Corp., Expiration Date: January 29, 2019*1, 2, 3	—
5,100,000	Skeena Resources, Inc., Expiration Date: October 27, 2016*1, 2, 3	—
500,000	Thunderstruck Resources Ltd., Expiration Date: November 4, 2017*1, 2, 3	—
5,000,000	Tri Origin Exploration Ltd., Expiration Date: October 1, 2017*1, 2, 3, 5	—
		19,427
	TOTAL WARRANTS (Cost $35,791)	255,320

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS – 0.2%
	CALL OPTIONS – 0.2%
	Goldcorp, Inc.
80	Exercise Price: $25, Expiration Date: January 21, 2017*	$11,520
100	Exercise Price: $27, Expiration Date: January 21, 2017*	10,500
50	Exercise Price: $17, Expiration Date: January 20, 2018*	30,500
	New Gold, Inc.
100	Exercise Price: $5, Expiration Date: January 21, 2017*	9,000
200	Exercise Price: $7, Expiration Date: January 21, 2017*	6,000
	Royal Gold, Inc.
20	Exercise Price: $58, Expiration Date: January 20, 2018*	30,500
	Yamana Gold Corp.
100	Exercise Price: $5, Expiration Date: January 21, 2017*	10,200

	TOTAL CALL OPTIONS (Cost $84,490)	108,220

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $84,490)	108,220

Principal Amount

	SHORT-TERM INVESTMENTS – 1.2%
$760,374	UMB Money Market Fiduciary, 0.010%[4]	760,374

	TOTAL SHORT-TERM INVESTMENTS (Cost $760,374)	760,374

	TOTAL INVESTMENTS – 99.6% (Cost $54,574,447)	64,198,760
	Other Assets in Excess of Liabilities – 0.4%	265,622

	TOTAL NET ASSETS – 100.0%	$64,464,382

Number of Contracts

	SECURITIES SOLD SHORT – (0.1)%
	WRITTEN OPTIONS CONTRACTS – (0.1)%
	CALL OPTIONS – (0.1)%
	Agnico Eagle Mines Ltd.
(100)	Exercise Price: $44, Expiration Date: May 21, 2016*	(39,100)
	Randgold Resources Ltd.
(30)	Exercise Price: $125, Expiration Date: June 18, 2016*	(1,350)
	New Gold, Inc.
(2,000)	Exercise Price: $5, Expiration Date: May 21, 2016*	(30,000)

EuroPac Gold Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2016 (Unaudited)

Number of Contracts		Value

	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	Pan American Silver Corp.
(100)	Exercise Price: $17, Expiration Date: July 16, 2016*	$(9,500)

	TOTAL CALL OPTIONS (Proceeds $41,547)	(79,950)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $41,547)	(79,950)

	TOTAL SECURITIES SOLD SHORT (Proceeds $41,547)	$(79,950)

ADR – American Depositary Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	Illiquid Security. Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securitiy fair valued under direction of the Board of Trustees. The aggregate value of such investments is 7.04% of Net Assets.
[3]	Fair value under procedures established by the Board of Trustees, represents 0.32% of Net Assets.
[4]	The rate is the annualized seven-day yield at period end.
[5]	Affiliated company.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund
SUMMARY OF INVESTMENTS
As of April 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Gold Mining	34.6%
Royalty Companies	19.2%
Precious Metals Exploration	19.2%
Precious Metals Developmental	12.0%
Diversified Exploration and Mining	6.2%
Silver: Exploration and Mining	3.3%
Total Common Stocks	94.5%
Investment Management Companies
Precious Metals	2.8%
Bullion	0.5%
Total Investment Management Companies	3.3%
Short-Term Investments	1.2%
Warrants	0.4%
Purchased Options Contracts	0.2%
Total Investments	99.6%
Liabilities in Excess of Other Assets	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2016 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Assets:
Investments, at cost	$58,014,518	$52,399,468	$62,353,150
Investments in affiliated issuers, at cost	-	-	-
Purchased options contracts, at cost	-	-	-
Foreign currency, at cost	-	3,327,774	51,124
Investments, at value	$55,804,090	$41,517,728	$56,635,224
Investments in affiliated issuers, at value	-	-	-
Purchased options contracts, at value	-	-	-
Foreign currency, at value	-	3,358,738	49,628
Segregated cash at Broker	-	-	-
Receivables:
Investment securities sold	-	-	-
Fund shares sold	122,964	1,500	6,280
Dividends and interest	183,432	656,648	273,849
Prepaid expenses	16,225	10,849	25,717
Total assets	56,126,711	45,545,463	56,990,698

Liabilities:
Written options contracts, at cost	-	-	-
Written options contracts, at value	-	-	-
Payables:
Fund shares redeemed	35,542	94,357	21,144
Advisory fees	35,876	5,223	26,230
Shareholder servicing fees (Note 7)	4,879	5,821	4,675
Distribution fees (Note 8)	9,595	8,626	10,863
Transfer agent fees and expenses	20,173	16,992	14,616
Fund accounting fees	17,668	15,870	15,976
Fund administration fees	14,175	10,445	10,675
Custody fees	12,559	7,462	9,124
Auditing fees	8,849	8,848	8,738
Trustees' fees and expenses	1,821	1,385	92
Chief Compliance Officer fees	751	1,403	1,030
Accrued other expenses	9,280	10,364	4,706
Total liabilities	171,168	186,796	127,869

Net Assets	$55,955,543	$45,358,667	$56,862,829

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$74,533,681	$60,801,737	$69,809,977
Accumulated net investment income (loss)	81,876	349,568	74,025
Accumulated net realized gain (loss) on investments,
purchased options contracts, written options contracts
and foreign currency transactions	(16,448,904)	(4,959,243)	(7,301,908)
Net unrealized appreciation (depreciation) on:
Investments	(2,210,428)	(10,881,740)	(5,717,926)
Purchased options contracts	-	-	-
Written options contracts	-	-	-
Foreign currency translations	(682)	48,345	(1,339)
Net Assets	$55,955,543	$45,358,667	$56,862,829

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$55,570,013	$45,147,540	$54,887,652
Shares of beneficial interest issued and outstanding	7,379,342	5,478,885	6,739,085
Redemption price per share	$7.53	$8.24	$8.14
Maximum sales charge (4.50% of offering price)*	0.35	0.39	0.38
Maximum offering price to public	$7.88	$8.63	$8.52

Class I Shares:
Net assets applicable to shares outstanding	$385,530	$211,127	$1,975,177
Shares of beneficial interest issued and outstanding	51,168	25,517	242,556
Offering and redemption price per share	$7.53	$8.27	$8.14

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of April 30, 2016 (Unaudited)

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Assets:
Investments, at cost	$49,586,300	$50,469,350
Investments in affiliated issuers, at cost	-	4,020,607
Purchased options contracts, at cost	-	84,490
Foreign currency, at cost	-	-
Investments, at value	$54,567,631	$60,619,478
Investments in affiliated issuers, at value	-	3,471,062
Purchased options contracts, at value	-	108,220
Foreign currency, at value	-	-
Segregated cash at Broker	-	79,688
Receivables:
Investment securities sold	-	329,838
Fund shares sold	1,415	81,283
Dividends and interest	138,466	13,203
Prepaid expenses	35,804	5,237
Total assets	54,743,316	64,708,009

Liabilities:
Written options contracts, at cost	-	41,547
Written options contracts, at value	-	79,950
Payables:
Fund shares redeemed	94,045	61,371
Advisory fees	20,684	28,287
Shareholder servicing fees (Note 7)	6,190	2,810
Distribution fees (Note 8)	10,514	11,082
Transfer agent fees and expenses	16,083	12,667
Fund accounting fees	15,924	12,609
Fund administration fees	12,164	10,981
Custody fees	10,414	6,760
Auditing fees	14,189	8,668
Trustees' fees and expenses	1,165	762
Chief Compliance Officer fees	1,080	2,514
Accrued other expenses	14,420	5,166
Total liabilities	216,872	243,627

Net Assets	$54,526,444	$64,464,382

Components of Net Assets:
Paid-in Capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$48,733,201	$60,219,065
Accumulated net investment income (loss)	(411,635)	(602,278)
Accumulated net realized gain (loss) on investments,
purchased options contracts, written options contracts
and foreign currency transactions	1,221,783	(4,738,769)
Net unrealized appreciation (depreciation) on:
Investments	4,981,331	9,600,583
Purchased options contracts	-	23,730
Written options contracts	-	(38,403)
Foreign currency translations	1,764	454
Net Assets	$54,526,444	$64,464,382

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$53,897,947	$64,464,382
Shares of beneficial interest issued and outstanding	5,187,112	6,451,893
Redemption price per share	$10.39	$9.99
Maximum sales charge (4.50% of offering price)*	0.49	0.47
Maximum offering price to public	$10.88	$10.46

Class I Shares:
Net assets applicable to shares outstanding	$628,497
Shares of beneficial interest issued and outstanding	60,029
Offering and redemption price per share	$10.47

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2016 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Investment Income:
Dividends (net of foreign withholding taxes of $49,991, $0 and $140,556, respectively)	$505,081	$-	$915,824
Interest (net of foreign withholding taxes of $0, $8,048 and $0, respectively)	308	803,905	298
Total investment income	505,389	803,905	916,122

Expenses:
Advisory fees	239,415	132,193	220,030
Distribution fees (Note 8)	55,199	54,833	62,503
Transfer agent fees and expenses	33,905	28,097	31,568
Fund accounting fees	31,836	29,096	32,724
Fund administration fees	29,781	28,873	33,364
Registration fees	15,042	14,420	21,188
Custody fees	12,270	10,299	14,263
Shareholder servicing fees (Note 7)	11,084	17,626	20,709
Auditing fees	8,701	8,702	8,701
Shareholder reporting fees	7,458	7,458	6,912
Legal fees	5,520	7,211	7,458
Trustees' fees and expenses	2,736	2,983	2,983
Miscellaneous	2,486	3,232	5,131
Chief Compliance Officer fees	2,188	2,668	2,188
Insurance fees	746	746	746
Interest expense	-	-	-

Total expenses	458,367	348,437	470,468
Advisory fees waived	(70,648)	(95,315)	(84,392)
Net expenses	387,719	253,122	386,076
Net investment income (loss)	117,670	550,783	530,046

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Written Options Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments	(9,349,408)	(4,593,993)	(3,186,932)
Purchased options contracts	-	-	-
Written options contracts	-	-	-
Foreign currency transactions	(10,605)	(40,772)	(12,990)
Net realized gain (loss)	(9,360,013)	(4,634,765)	(3,199,922)
Net change in unrealized appreciation/depreciation on:
Investments	17,100,593	5,897,922	5,353,047
Purchased options contracts	-	-	-
Written options contracts	-	-	-
Foreign currency translations	1,736	66,317	2,795
Net change in unrealized appreciation/depreciation	17,102,329	5,964,239	5,355,842
Net realized and unrealized gain on investments, purchased options contracts, written options contracts and foreign currency	7,742,316	1,329,474	2,155,920

Net Increase in Net Assets from Operations	$7,859,986	$1,880,257	$2,685,966

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2016 (Unaudited)

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Investment Income:
Dividends (net of foreign withholding taxes of $29,442 and $15,337, respectively)	$291,067	$146,834
Interest (net of foreign withholding taxes of $0 and $0, respectively)	107	12
Total investment income	291,174	146,846

Expenses:
Advisory fees	276,772	164,020
Distribution fees (Note 8)	63,444	51,074
Transfer agent fees and expenses	29,106	27,837
Fund accounting fees	31,037	25,163
Fund administration fees	23,562	29,078
Registration fees	10,443	13,923
Custody fees	80,123	9,173
Shareholder servicing fees (Note 7)	15,530	16,344
Auditing fees	8,701	8,701
Shareholder reporting fees	10,265	7,458
Legal fees	13,526	7,458
Trustees' fees and expenses	3,332	2,983
Miscellaneous	5,729	3,729
Chief Compliance Officer fees	3,846	7,160
Insurance fees	672	697
Interest expense	-	183

Total expenses	576,088	374,981
Advisory fees waived	(128,087)	(67,772)
Net expenses	448,001	307,209
Net investment income (loss)	(156,827)	(160,363)

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Written Options
Contracts and Foreign Currency:
Net realized gain (loss) on:
Investments	1,280,841	(2,179,356)
Purchased options contracts	-	(57,009)
Written options contracts	-	14,171
Foreign currency transactions	(59,025)	(2,974)
Net realized gain (loss)	1,221,816	(2,225,168)
Net change in unrealized appreciation/depreciation on:
Investments	2,445,597	26,924,284
Purchased options contracts	-	194,835
Written options contracts	-	(38,403)
Foreign currency translations	2,861	610
Net change in unrealized appreciation/depreciation	2,448,458	27,081,326
Net realized and unrealized gain on investments, purchased options contracts,
written options contracts and foreign currency	3,670,274	24,856,158

Net Increase in Net Assets from Operations	$3,513,447	$24,695,795

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac International
	Value Fund
	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015

Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$117,670	$954,926
Net realized loss on investments and foreign currency transactions	(9,360,013)	(6,541,318)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	17,102,329	(10,181,040)
Net increase (decrease) in net assets resulting from operations	7,859,986	(15,767,432)

Distributions to Shareholders:
From net investment income:
Class A	(416,971)	(869,218)
Class I	(1,062)	(1,051)
From net realized gain:
Class A	-	(3,478,139)
Class I	-	(1,180)
Total distributions to shareholders	(418,033)	(4,349,588)

Capital Transactions:
Net proceeds from shares sold:
Class A	6,340,585	9,583,851
Class I	241,200	85,000
Reinvestment of distributions:
Class A	286,293	2,973,960
Class I	1,062	2,231
Cost of shares redeemed:
Class A1	(3,323,212)	(13,268,483)
Class I	(647)	(1,936)
Net increase (decrease) in net assets from capital transactions	3,545,281	(625,377)

Total increase (decrease) in net assets	10,987,234	(20,742,397)

Net Assets:
Beginning of period	44,968,309	65,710,706
End of period	$55,955,543	$44,968,309

Accumulated net investment income	$81,876	$382,239

Capital Share Transactions:
Shares sold:
Class A	961,105	1,189,761
Class I	37,867	10,701
Shares reinvested:
Class A	48,428	369,791
Class I	175	287
Shares redeemed:
Class A	(527,479)	(1,690,051)
Class I	(105)	(247)
Net increase (decrease) in capital share transactions	519,991	(119,758)

[1]	Net of redemption fees of $10 and $182, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac International
	Bond Fund
	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015

Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$550,783	$1,551,880
Net realized loss on investments and foreign currency transactions	(4,634,765)	(696,749)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	5,964,239	(9,921,682)
Net increase (decrease) in net assets resulting from operations	1,880,257	(9,066,551)

Distributions to Shareholders:
From net investment income:
Class A	(240,361)	(987,021)
Class I	(1,260)	(5,118)
From net realized gain:
Class A	-	-
Class I	-	-
Total distributions to shareholders	(241,621)	(992,139)

Capital Transactions:
Net proceeds from shares sold:
Class A	2,000,313	7,418,501
Class I	20,000	149,653
Reinvestment of distributions:
Class A	153,576	619,925
Class I	1,260	5,118
Cost of shares redeemed:
Class A1	(5,251,973)	(15,909,031)
Class I	(135,302)	(42,589)
Net decrease in net assets from capital transactions	(3,212,126)	(7,758,423)

Total decrease in net assets	(1,573,490)	(17,817,113)

Net Assets:
Beginning of period	46,932,157	64,749,270
End of period	$45,358,667	$46,932,157

Accumulated net investment income	$349,568	$40,406

Capital Share Transactions:
Shares sold:
Class A	255,846	875,059
Class I	2,439	17,802
Shares reinvested:
Class A	19,701	71,316
Class I	161	591
Shares redeemed:
Class A	(674,222)	(1,867,409)
Class I	(17,258)	(5,202)
Net decrease in capital share transactions	(413,333)	(907,843)

[1]	Net of redemption fees of $0 and $133, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac International Dividend Income Fund
	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015

Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$530,046	$1,866,497
Net realized gain (loss) on investments and foreign currency transactions	(3,199,922)	(4,012,838)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	5,355,842	(8,660,765)
Net increase (decrease) in net assets resulting from operations	2,685,966	(10,807,106)

Distributions to Shareholders:
From net investment income:
Class A	(720,439)	(1,825,344)
Class I	(27,538)	(62,611)
From net realized gain:
Class A	-	(609,211)
Class I	-	(20,861)
Total distributions to shareholders	(747,977)	(2,518,027)

Capital Transactions:
Net proceeds from shares sold:
Class A	5,729,274	27,841,984
Class I	184,260	393,214
Reinvestment of distributions:
Class A	354,219	1,182,207
Class I	26,388	82,232
Cost of shares redeemed:
Class A1	(5,695,138)	(12,651,147)
Class I	(150,816)	(136,954)
Net increase in net assets from capital transactions	448,187	16,711,536

Total increase in net assets	2,386,176	3,386,403

Net Assets:
Beginning of period	54,476,653	51,090,250
End of period	$56,862,829	$54,476,653

Accumulated net investment income	$74,025	$291,956

Capital Share Transactions:
Shares sold:
Class A	757,485	3,051,240
Class I	23,921	45,770
Shares reinvested:
Class A	47,864	132,653
Class I	3,566	9,236
Shares redeemed:
Class A	(774,998)	(1,444,265)
Class I	(20,658)	(14,758)
Net increase in capital share transactions	37,180	1,779,876

[1]	Net of redemption fee proceeds of $495 and $2,579, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EP Emerging Markets
	Small Companies Fund
	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015

Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(156,827)		$(204,069)
Net realized gain on investments and foreign currency transactions	1,221,816		672,049
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	2,448,458		(4,983,390)
Net increase (decrease) in net assets resulting from operations	3,513,447		(4,515,410)

Distributions to Shareholders:
From net realized gain
Class A	(764,127)		(691,748)
Class I	(7,967)		(13,462)
Total distributions to shareholders	(772,094)		(705,210)

Capital Transactions:
Net proceeds from shares sold:
Class A	36,350,841	[2]	2,941,093
Class I	137,765	[3]	188,481
Reinvestment of distributions:
Class A	474,982		372,943
Class I	2,628		2,881
Cost of shares redeemed:
Class A1	(7,323,633)		(8,496,957)
Class I	(32,962)		(192,585)
Net increase (decrease) in net assets from capital transactions	29,609,621		(5,184,144)

Total increase (decrease) in net assets	32,350,974		(10,404,764)

Net Assets:
Beginning of period	22,175,470		32,580,234
End of period	$54,526,444		$22,175,470

Accumulated net investment income (loss)	$(411,635)		$254,808

Capital Share Transactions:
Shares sold:
Class A	3,855,762	[2]	244,545
Class I	13,861	[3]	14,737
Shares reinvested:
Class A	46,612		31,157
Class I	256		240
Shares redeemed:
Class A	(723,913)		(711,433)
Class I	(3,171)		(15,216)
Net increase (decrease) in capital share transactions	3,189,407		(435,970)

[1]	Net of redemption fees of $3,169 and $558, respectively.
[2]	Includes $34,685,578 and 3,691,994 shares from the EP Latin America and EP China Funds as part of the merger resulting from the organization of the EP Latin America Fund and EP China Fund into the EP Emerging Markets Small Companies Fund effective at the close of business on November 20, 2015. See Note 13 in the accompanying Notes to Financial Statements.
[3]	Includes $90,765 and 9,315 shares from the EP Latin America and EP China Funds as part of the merger resulting from the organization of the EP Latin America Fund and EP China Fund into the EP Emerging Markets Small Companies Fund effective at the close of business on November 20, 2015. See Note 13 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	EuroPac Gold Fund
	For the Six Months Ended April 30, 2016 (Unaudited)	For the Year Ended October 31, 2015

Increase (Decrease) in Net Assets From:
Operations:
Net investment loss	$(160,363)	$(380,018)
Net realized loss on investments, purchased options contracts,
written options contracts and foreign currency transactions	(2,225,168)	(2,314,158)
Net change in unrealized appreciation/depreciation on investments, purchased options contracts, written options contracts and foreign
currency translations	27,081,326	(5,543,040)
Net increase (decrease) in net assets resulting from operations	24,695,795	(8,237,216)

Distributions to Shareholders:
From net investment income:
Class A	-	-
Total distributions to shareholders	-	-

Capital Transactions:
Net proceeds from shares sold:
Class A	4,032,342	23,419,918
Reinvestment of distributions:
Class A	-	-
Cost of shares redeemed:
Class A1	(3,558,253)	(9,207,869)
Net increase in net assets from capital transactions	474,089	14,212,049

Total increase in net assets	25,169,884	5,974,833

Net Assets:
Beginning of period	39,294,498	33,319,665
End of period	$64,464,382	$39,294,498

Accumulated net investment loss	$(602,278)	$(441,915)

Capital Share Transactions:
Shares sold:
Class A	597,731	3,176,994
Shares reinvested:
Class A	-	-
Shares redeemed:
Class A	(574,308)	(1,343,222)
Net increase in capital share transactions	23,423	1,833,772

[1]	Net of redemption fees of $187 and $435, respectively.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International
	Value Fund - Class A

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015		For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012		For the Year Ended October 31, 2011

Net asset value, beginning of period	$6.51		$9.35		$10.26		$10.27		$9.92		$10.38
Income from Investment Operations:
Net investment income[1]	0.02		0.13		0.18		0.10		0.17		0.21
Net realized and unrealized gain (loss) on investments	1.06		(2.38)		(0.86)	[6]	0.11		0.39		(0.50)
Total from investment operations	1.08		(2.25)		(0.68)		0.21		0.56		(0.29)

Less Distributions:
From net investment income	(0.06)		(0.12)		(0.23)		(0.22)		(0.21)		(0.17)
From net realized gain	-		(0.47)		-		-		-		-
Total distributions	(0.06)		(0.59)		(0.23)		(0.22)		(0.21)		(0.17)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$7.53		$6.51		$9.35		$10.26		$10.27		$9.92

Total return[3]	16.86%	[7]	(25.18)%		(6.84)%		2.14%		5.88%		(2.93)%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$55,570		$44,882		$65,688		$83,673		$77,362		$77,449

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.07%	[8]	2.00%		1.90%		1.83%	[4]	1.90%		1.88%
After fees waived and expenses absorbed	1.75%	[8]	1.75%		1.75%		1.76%	[4]	1.75%		1.75%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.21%	[8]	1.42%		1.66%		1.90%	[5]	1.61%		1.87%
After fees waived and expenses absorbed	0.53%	[8]	1.67%		1.81%		1.97%	[5]	1.76%		1.99%
Portfolio turnover rate	31%	[7]	41%		29%		42%		38%		27%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 1.82%; the ratio of expenses to average net assets after fees waived would have been 1.75%.
[5]	Includes excise tax expense. If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.91%; the ratio of net investment income to average net assets after fees waived would have been 1.98%.
[6]	The Affiliate reimbursed the Fund $24,512 for losses on a transaction not meeting the investment guidelines of the Fund. As of October 31, 2014, the reimbursement amount represents $0.003 per share. This reimbursement had no impact to the Fund's total return.
[7]	Not annualized.
[8]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International
	Value Fund - Class I

	For The Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015	For the Year Ended October 31, 2014	For the period July 16, 2013* through October 31, 2013

Net asset value, beginning of period	$6.51		$9.35	$10.26	$9.93
Income from Investment Operations:
Net investment income[1]	0.03		0.14	0.21	0.02
Net realized and unrealized gain (loss) on investments	1.06		(2.37)	(0.87)	0.33
Total from investment operations	1.09		(2.23)	(0.66)	0.35

Less Distributions:
From net investment income	(0.07)		(0.14)	(0.25)	(0.02)
From net realized gain	-		(0.47)	-	-
Total distributions	(0.07)		(0.61)	(0.25)	(0.02)

Net asset value, end of period	$7.53		$6.51	$9.35	$10.26

Total return[2]	17.00%	[3]	(25.02)%	(6.66)%	3.57%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$386		$86	$23	$105

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.82%	[4]	1.75%	1.65%	1.58%	[4]
After fees waived and expenses absorbed	1.50%	[4]	1.50%	1.50%	1.50%	[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.46%	[4]	1.67%	1.91%	0.65%	[4]
After fees waived and expenses absorbed	0.78%	[4]	1.92%	2.06%	0.73%	[4]
Portfolio turnover rate	31%	[3]	41%	29%	42%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International
	Bond Fund - Class A

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015		For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012		For the Period November 15, 2010* through October 31, 2011

Net asset value, beginning of period	$7.93		$9.49		$9.89		$10.37		$10.37		$10.00
Income from Investment Operations
Net investment income[1]	0.10		0.24		0.30		0.28		0.27		0.19
Net realized and unrealized gain (loss) on investments	0.25		(1.65)		(0.51)		(0.44)		(0.07)		0.38
Total from investment operations	0.35		(1.41)		(0.21)		(0.16)		0.20		0.57

Less Distributions:
From net investment income	(0.04)		(0.15)		(0.17)		(0.24)		(0.20)		(0.20)
From net realized gain	-		-		(0.02)		(0.08)		-		-
Total distributions	(0.04)		(0.15)		(0.19)		(0.32)		(0.20)		(0.20)

Redemption fee proceeds[1]	-		-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$8.24		$7.93		$9.49		$9.89		$10.37		$10.37

Total return[3]	4.47%	[4]	(14.96)%		(2.09)%		(1.53)%		2.02%		5.72%	[4]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$45,148		$46,612		$64,492		$86,667		$88,165		$80,240

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.58%	[5]	1.48%		1.39%		1.23%		1.28%		1.36%	[5]
After fees waived and expenses absorbed	1.15%	[5]	1.15%		1.15%		1.15%		1.15%		1.15%	[5]
Ratio of net investment income to average net assets
Before fees waived and expenses absorbed	2.07%	[5]	2.50%		2.81%		2.70%		2.54%		1.73%	[5]
After fees waived and expenses absorbed	2.50%	[5]	2.83%		3.05%		2.77%		2.67%		1.94%	[5]

Portfolio turnover rate	7%	[4]	4%		33%		49%		84%		8%	[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International
	Bond Fund - Class I

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015		For the Year Ended October 31, 2014		For the Period July 16, 2013* through October 31, 2013

Net asset value, beginning of period	$7.96		$9.51		$9.91		$9.73
Income from Investment Operations
Net investment income[1]	0.11		0.26		0.32		0.10
Net realized and unrealized gain (loss) on investments	0.25		(1.64)		(0.51)		0.12
Total from investment operations	0.36		(1.38)		(0.19)		0.22

Less Distributions:
From net investment income	(0.05)		(0.17)		(0.19)		(0.04)
From net realized gain	-		-		(0.02)		-
Total distributions	(0.05)		(0.17)		(0.21)		(0.04)

Redemption fee proceeds	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$8.27		$7.96		$9.51		$9.91

Total return[3]	4.54%	[4]	(14.64%)		(1.90%)		2.28%	[4]

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$211		$320		$257		$211

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	1.33%	[5]	1.23%		1.14%		1.06%	[5]
After fees waived and expenses absorbed	0.90%	[5]	0.90%		0.90%		0.90%	[5]
Ratio of net investment income to average net assets
Before fees waived and expenses absorbed	2.32%	[5]	2.75%		3.06%		3.32%	[5]
After fees waived and expenses absorbed	2.75%	[5]	3.08%		3.30%		3.48%	[5]

Portfolio turnover rate	7%	[4]	4%		33%		49%	[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International Dividend
	Income Fund - Class A

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015		For the Period January 10, 2014* through October 31, 2014

Net asset value, beginning of period	$7.84		$9.89		$10.00
Income from Investment Operations:
Net investment income[1]	0.08		0.28		0.33
Net realized and unrealized gain (loss) on investments	0.33		(1.95)		(0.18)
Total from investment operations	0.41		(1.67)		0.15

Less Distributions:
From net investment income	(0.11)		(0.28)		(0.26)
From net realized gain	-		(0.10)		-
Total distributions	(0.11)		(0.38)		(0.26)

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$8.14		$7.84		$9.89

Total return[3]	5.33%	[4]	(17.24)%		1.36%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$54,888		$52,628		$49,156

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.83%	[5]	1.73%		2.06%	[5]
After fees waived and expenses absorbed	1.50%	[5]	1.50%		1.50%	[5]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.71%	[5]	2.92%		3.41%	[5]
After fees waived and expenses absorbed	2.04%	[5]	3.16%		3.97%	[5]
Portfolio turnover rate	22%	[4]	49%		28%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac International Dividend
	Income Fund - Class I

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015	For the Period January 10, 2014* through October 31, 2014

Net asset value, beginning of period	$7.84		$9.89	$10.00
Income from Investment Operations:
Net investment income[1]	0.09		0.31	0.35
Net realized and unrealized gain (loss) on investments	0.33		(1.95)	(0.19)
Total from investment operations	0.42		(1.64)	0.16

Less Distributions:
From net investment income	(0.12)		(0.31)	(0.27)
From net realized gain	-		(0.10)	-
Total distributions	(0.12)		(0.41)	(0.27)

Net asset value, end of period	$8.14		$7.84	$9.89

Total return[2]	5.46%	[3]	(17.03)%	1.50%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,975		$1,849	$1,934

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.58%	[4]	1.48%	1.81%	[4]
After fees waived and expenses absorbed	1.25%	[4]	1.25%	1.25%	[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.96%	[4]	3.17%	3.66%	[4]
After fees waived and expenses absorbed	2.29%	[4]	3.41%	4.22%	[4]
Portfolio turnover rate	22%	[3]	49%	28%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Emerging Markets Small
	Companies Fund - Class A

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015		For the Year Ended October 31, 2014		For the Year Ended October 31, 2013		For the Year Ended October 31, 2012		For the Period December 1, 2010* through October 31, 2011

Net asset value, beginning of period	$10.78		$13.06		$12.30		$10.67		$8.35		$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.03)		(0.09)		(0.06)		0.01		0.04		0.08
Net realized and unrealized gain (loss) on investments	(0.22)		(1.91)		0.82		1.78		2.32	[6]	(1.73)
Total from investment operations	(0.25)		(2.00)		0.76		1.79		2.36		(1.65)

Less Distributions:
From net investment income	-		-		-		(0.16)		(0.04)		-
From net realized gain	(0.14)		(0.28)		-		-		-		-
Total distributions	(0.14)		(0.28)		-		(0.16)		(0.04)		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$10.39		$10.78		$13.06		$12.30		$10.67		$8.35

Total return[3]	(2.33)%	[4]	(15.50)%		6.18%		16.92%		28.40%		(16.50)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$53,898		$21,643		$31,933		$34,465		$27,252		$26,900

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.25%	[5]	2.71%		2.48%		2.24%		2.54%		2.34%	[5]
After fees waived and expenses absorbed	1.75%	[5]	1.75%		1.75%		1.75%		1.75%		1.75%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.11)%	[5]	(1.69)%		(1.23)%		(0.45)%		(0.36)%		0.33%	[5]
After fees waived and expenses absorbed	(0.61)%	[5]	(0.73)%		(0.50)%		0.04%		0.43%		0.92%	[5]
Portfolio turnover rate	67%	[4,7]	52%		82%		101%		84%		102%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	The Advisor reimbursed the Fund $5,753 for losses on a transaction not meeting the investment guidelines of the Fund. As of November 30, 2012, the reimbursement amount represents $0.002 per share. This reimbursement had no impact on the Fund's total return.
[7]	The denominator in the portfolio turnover calculation does not include the values of previous securities owned by the EP China Fund and the EP Latin America Fund, which was reorganized into the EP Emerging Markets Small Companies Fund effective as of the close of business on November 20, 2015.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EP Emerging Markets Small
	Companies Fund - Class I

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015		For the Year Ended October 31, 2014	For the Period July 16, 2013* through October 31, 2013

Net asset value, beginning of period	$10.84		$13.11		$12.32	$12.62
Income from Investment Operations:
Net investment income (loss)[1]	(0.02)		(0.06)		(0.03)	-	[2]
Net realized and unrealized gain (loss) on investments	(0.21)		(1.93)		0.82	(0.30)
Total from investment operations	(0.23)		(1.99)		0.79	(0.30)

Less Distributions:
From net realized gain	(0.14)		(0.28)		-	-
Total distributions	(0.14)		(0.28)		-	-

Net asset value, end of period	$10.47		$10.84		$13.11	$12.32

Total return[3]	(2.13)%	[4]	(15.36)%	[4]	6.41%	(2.38)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$628		$532		$647	$183

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.00%	[5]	2.46%		2.23%	2.12%	[5]
After fees waived and expenses absorbed	1.50%	[5]	1.50%		1.50%	1.50%	[5]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.86)%	[5]	(1.44)%		(0.98)%	(0.70)%	[5]
After fees waived and expenses absorbed	(0.36)%	[5]	(0.48)%		(0.25)%	(0.08)%	[5]
Portfolio turnover rate	67%	[4,6]	52%		82%	101%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	The denominator in the portfolio turnover calculation does not include the values of previous securities owned by the EP Latin America Fund which was reorganized into the EP Emerging Markets Small Companies Fund effective as of the close of business on November 20, 2015.

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	EuroPac Gold Fund
	Class A

	For the Six Months Ended April 30, 2016 (Unaudited)		For the Year Ended October 31, 2015		For the Year Ended October 31, 2014		For the Period July 19, 2013* through October 31, 2013

Net asset value, beginning of period	$6.11		$7.25		$9.55		$10.00
Income from Investment Operations:
Net investment loss[1]	(0.03)		(0.06)		(0.09)		(0.02)
Net realized and unrealized gain (loss) on investments	3.91		(1.08)		(2.15)		(0.43)
Total from investment operations	3.88		(1.14)		(2.24)		(0.45)

Less Distributions:
From net investment income	-		-		(0.06)		-
Total distributions	-		-		(0.06)		-

Redemption fee proceeds[1]	-	[2]	-	[2]	-	[2]	-	[2]

Net asset value, end of period	$9.99		$6.11		$7.25		$9.55

Total return[3]	63.50%	[4]	(15.72)%		(23.49)%		(4.50)%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$64,464		$39,294		$33,320		$19,722

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.83%	[5]	1.77%		1.98%		3.08%	[5]
After fees waived and expenses absorbed	1.50%	[5]	1.50%		1.50%		1.50%	[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.11)%	[5]	(1.11)%		(1.39)%		(2.15)%	[5]
After fees waived and expenses absorbed	(0.78)%	[5]	(0.84)%		(0.91)%		0.57%	[5]
Portfolio turnover rate	10%	[4]	20%		14%		12%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS
April 30, 2016 (Unaudited)

Note 1 – Organization
EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP Emerging Markets Small Companies Fund (formerly known as EP Asia Small Companies Fund) (the “Emerging Markets Small Companies Fund”) and EuroPac Gold Fund (the “Gold Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The Emerging Markets Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund is authorized to issue Class A shares. The International Value Fund, International Bond Fund, International Dividend Income Fund and Emerging Markets Small Companies Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund and Emerging Markets Small Companies Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available mean price for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and Expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2013 – 2015 and as of and during the six months ended April 30, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund, and Gold Fund, will make distributions of net investment income, per the table below and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

Distribution Frequency of Net Investment Income
International Value Fund	Quarterly
International Bond Fund	Monthly
International Dividend Income Fund	Quarterly
Emerging Markets Small Companies Fund	Annually
Gold Fund	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Options
The Funds may write or purchase options contracts primarily to enhance each Fund’s returns and reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Transactions in option contracts written for the six months ended April 30, 2016 in the Gold Fund were as follows:

	Number of Contracts	Premiums Amount
Outstanding at October 31, 2015	-	$-
Options written	2,450	60,962
Options terminated in closing purchasing transactions	-	-
Options expired	(200)	(14,171)
Options exercised	(20)	(5,244)
Outstanding at April 30, 2016	2,230	$41,547

(g) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until March 1, 2017, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class.

	Investment	Total Limit on Annual	Total Limit on Annual
	Advisory	Operating Expenses	Operating Expenses
	Fees	Class A Shares†	Class I Shares†
International Value Fund	1.08%	1.75%	1.50%
International Bond Fund	0.60%	1.15%	0.90%
International Dividend Income Fund	0.85%	1.50%	1.25%
Emerging Markets Small Companies Fund	1.08%	1.75%	1.50%
Gold Fund	0.80%	1.50%	-

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

Effective June 30, 2015, Emerging Markets Small Companies Fund is sub-advised by Champlain Investment Partners (the “Sub-advisor”). Pursuant to a sub-advisory agreement the Advisor pays a portion of the annual advisory fee of 1.08% of average daily net assets of the Fund to the Sub-advisor. Prior to June 30, 2015, the Fund’s Sub-advisor was New Sheridan Advisors, Inc.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the acquisition of the Sub-Advisor by Champlain Investment Partners (the “Acquisition”) resulted in an assignment and termination of the Sub-Advisor’s current sub-advisory agreement with respect to the Emerging Markets Small Companies Fund. In anticipation of the Acquisition, the Board of Trustees of Investment Managers Series Trust (the “Trust”) approved a new sub-advisory agreement with Champlain Investment Partners with respect to the Funds (the “New Agreement”).

The Gold Fund is sub-advised by Global Strategic Management, d/b/a Adrian Day Asset Management (the “Sub-advisor”). Pursuant to a sub-advisory agreement the Advisor pays a portion of the annual advisory fee of 0.80% of average net assets of the Fund to the Sub-advisor.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

For the six months ended April 30, 2016, the Advisor waived fees and absorbed other expenses as follows:

	Advisory fees	Other expenses	Total
International Value Fund	$70,648	$-	$70,648
International Bond Fund	95,315	-	95,315
International Dividend Income Fund	84,392	-	84,392
Emerging Markets Small Companies Fund	128,087	-	128,087
Gold Fund	67,772	-	67,772
	$446,214	$-	$446,214

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from each Fund for a period of three full fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture all or a portion of the amounts no later than the dates stated below:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund
October 31, 2016	$55,560	$71,464	$-	$167,862
October 31, 2017	109,048	174,732	166,435	254,878
October 31, 2018	141,534	183,005	137,317	269,226
October 31, 2019	70,648	95,315	84,392	128,087
Total	$376,790	$524,516	$388,144	$820,053

Gold Fund
October 31, 2016	$63,135
October 31, 2017	155,699
October 31, 2018	120,608
October 31, 2019	67,772
Total	$407,214

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended April 30, 2016, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2016, are reported on the Statements of Operations.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

Note 4 – Federal Income Taxes
At April 30, 2016, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund
Cost of investments	$58,045,165	$52,399,468	$62,364,029	$49,586,300
Gross unrealized appreciation	$6,969,373	$522,623	$2,264,912	$9,333,238
Gross unrealized depreciation	(9,210,448)	(11,404,363)	(7,993,717)	(4,351,907)
Net unrealized appreciation/(depreciation) on investments	$(2,241,075)	$(10,881,740)	$(5,728,805)	$4,981,331

Gold Fund
Cost of investments	$55,003,004
Gross unrealized appreciation	$14,904,294
Gross unrealized depreciation	(5,708,538)
Net unrealized appreciation on investments	$9,195,756

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

As of October 31, 2015 the components of accumulated earnings (deficit) on a tax basis were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund

Undistributed ordinary income	$382,239	$40,406	$322,638	$-
Undistributed long-term gains	-	-	-	772,061
Tax accumulated earnings	382,239	40,406	322,638	772,061
Accumulated capital and other losses	$(7,058,244)	$(324,478)	$(4,091,107)	$(239,631)
Unrealized appreciation (depreciation) on investments	(19,341,668)	(16,779,661)	(11,112,534)	2,520,557
Unrealized depreciation on foreign currency translations	(2,418)	(17,973)	(4,134)	(1,097)
Total accumulated earnings (deficit)	$(26,020,091)	$(17,081,706)	$(14,885,137)	$3,051,890

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

Gold Fund

Undistributed ordinary income	$-
Undistributed long-term gains	-
Tax accumulated earnings	-
Accumulated capital and other losses	$(2,081,178)
Unrealized depreciation on investments	(18,369,144)
Unrealized depreciation on foreign currency translations	(156)
Total accumulated deficit	$(20,450,478)

The tax character of distributions paid during the fiscal years ended October 31, 2015 and 2014 were as follows:

	International Value Fund		International Bond Fund		International Dividend Income Fund
	2015	2014	2015	2014	2015	2014
Distributions paid from:
Ordinary Income	$1,321,786	$1,689,845	$992,139	$1,383,839	$2,426,192	$1,092,535
Net long-term capital gains	3,027,802	-	-	121,519	91,835	-
Total distributions paid	$4,349,588	$1,689,845	$992,139	$1,505,358	$2,518,027	$1,092,535

	Emerging Markets Small Companies Fund		Gold Fund
	2015	2014	2015	2014
Distributions paid from:
Ordinary Income	$-	$-	$-	$146,520
Net long-term capital gains	705,210	-	-	-
Total distributions paid	$705,210	$-	$-	$146,520

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

At October 31, 2015, the Funds had accumulated capital loss carryforwards as follows:

	Capital Loss Carryforward to Expire In:	Not Subject to Expiration:
Fund	2019	Short-Term	Long-Term	Total
International Value Fund	$-	$1,597,023	$5,461,221	$7,058,244
International Bond Fund	-	-	324,478	324,478
International Dividend Income Fund	-	2,391,102	1,700,005	4,091,107
Gold Fund	-	157,344	1,923,834	2,081,178

As of October 31, 2015, International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund had qualified late-year losses of $0, $0, $0, $239,631, and $0 respectively.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Note 5 – Redemption Fee
The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended April 30, 2016 and the year ended October 31, 2015, redemption fees were as follows:
	Six Months Ended April 30, 2016	Year Ended October 31,2015
International Value Fund	$10	$182
International Bond Fund	0	133
International Dividend Income Fund	495	2,579
Emerging Markets Small Companies Fund	3,169	558
Gold Fund	187	435

Note 6 – Investment Transactions
For the six months ended April 30, 2016, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
International Value Fund	$12,804,224	$11,951,529
International Bond Fund	2,950,827	10,654,645
International Dividend Income Fund	12,567,616	10,374,913
Emerging Markets Small Companies Fund	33,633,299	25,331,362
Gold Fund	4,187,673	4,616,484

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2016, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to IMST Distributors, LLC. Class I shares are not subject to any distribution or administrative service fees under the plan.

For the six months ended April 30, 2016, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2016, in valuing the Funds’ assets carried at fair value:

International Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]
Basic Materials	$14,300,659	$-	$-	$14,300,659
Communications	11,643,033	-	-	11,643,033
Consumer, Cyclical	2,221,149	-	-	2,221,149
Consumer, Non-cyclical	13,227,198	-	-	13,227,198
Energy	3,397,264	-	-	3,397,264
Technology	1,671,801	-	-	1,671,801
Utilities	2,117,770	-	-	2,117,770
Short-Term Investments	7,225,216	-	-	7,225,216
Total Investments	$55,804,090	$-	$-	$55,804,090

International Bond Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$-	$66,627	$66,627
Bonds
Communications	-	2,286,781	-	2,286,781
Consumer, Cyclical	-	1,488,177	-	1,488,177
Consumer, Non-cyclical	-	4,293,870	-	4,293,870
Diversified	-	744,142	-	744,142
Energy	-	843,941	-	843,941
Financial	-	6,771,856	-	6,771,856
Government	-	21,227,986	-	21,227,986
Utilities	-	395,369	-	395,369
Short-Term Investments	3,398,979	-	-	3,398,979
Total Investments	$3,398,979	$38,052,122	$66,627	$41,517,728

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

International Dividend Income Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]
Basic Materials	$1,816,691	$-	$-	$1,816,691
Communications	19,274,360	-	-	19,274,360
Consumer, Non-cyclical	12,247,921	-	-	12,247,921
Energy	6,662,456	-	-	6,662,456
Financial	4,006,115	-	-	4,006,115
Utilities	5,206,739	-	-	5,206,739
Short-Term Investments	7,420,942	-	-	7,420,942
Total Investments	$56,635,224	$-	$-	$56,635,224

Emerging Markets Small Companies Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$-	$-	$-
Communications	404,600	764,925	-	1,169,525
Consumer, Cyclical	3,074,186	8,784,472	-	11,858,658
Consumer, Non-cyclical	3,082,546	17,401,328	-	20,483,874
Financial	3,221,493	4,449,631	-	7,671,124
Industrial	1,417,764	6,308,707	-	7,726,471
Technology	-	3,106,163	-	3,106,163
Warrants	5,119	-	-	5,119
Short-Term Investments	2,546,697	-	-	2,546,697
Total Investments	$13,752,405	$40,815,226	$-	$54,567,631

Gold Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Common Stocks
Gold Mining	$22,269,563	$-	$-	$22,269,563
Royalty Companies	12,400,795	-	-	12,400,795
Precious Metals Developmental	7,761,860	-	-	7,761,860
Precious Metals Exploration	12,380,477	-	-	12,380,477
Silver: Exploration and Mining	2,118,077	-	-	2,118,077
Diversified Exploration and Mining	4,010,322	-	-	4,010,322
Investment Management Companies
Precious Metals	1,810,400	-	-	1,810,400
Bullion	323,352	-	-	323,352
Warrants
Silver: Exploration and Mining	-	-	186,798	186,798
Precious Metals Developmental	49,095	-	-	49,095
Precious Metals Exploration	-	-	19,427	19,427
Purchased Call Options Contracts	77,720	30,500	-	108,220
Short-Term Investments	760,374	-	-	760,374
Total Investments	$63,962,035	$30,500	$206,225	$64,198,760

Liabilities
Investments
Written Call Options Contracts	$78,600	$1,350	$-	$79,950
Total Investments	$78,600	$1,350	$-	$79,950

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the schedule of investments.

Transfers are recognized at the end of the reporting period. International Value Fund, International Bond Fund and International Dividend Income Fund had no transfers between Levels at period end. The following is a reconciliation of transfers between Levels for the Emerging Markets Small Companies Fund and Gold Fund from October 31, 2015 to April 30, 2016, represented by recognizing the April 30, 2016 market value of securities:

	Emerging Markets Small Companies Fund	Gold Fund
Transfers into Level 1	$5,443	$47,220
Transfers out of Level 1	(1,384,297)	-
Net transfers in (out) of Level 1	$(1,378,854)	$47,220

Transfers into Level 2	$1,384,297	$-
Transfers out of Level 2	(5,443)	(47,220)
Net transfers in (out) of Level 2	$1,378,854	$(47,220)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International Bond Fund	Emerging Markets Small Companies Fund	Gold Fund
Beginning balance October 31, 2015	$41,768	$-	$-
Transfers into Level 3 during the period	-	-	-
Transfers out of Level 3 during the period	-	-	-
Total realized gain/(loss)	-	-	-
Total unrealized appreciation/(depreciation)	24,859	-	186,798
Net purchases	-	-	19,427
Net sales	-	-	-
Balance as of April 30, 2016	$66,627	$-	$206,225

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2016:

	Fair Value April 30, 2016	Valuation Methodologies	Unobservable Input(1)	Input Range/Value	Impact to Valuation from an increase in Input(2)
Emerging Markets Small Companies Fund - Common Stocks	$-	Fair Value Pricing	Adjusted by management to reflect current conditions	-	Decrease
Gold Fund - Warrants	$206,225	Fair Value Pricing	Discount for lack of marketability	10%	Increase

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Emerging Markets Small Companies Fund and the Gold Fund derivative and hedging activities, including how such activities are accounted for and their effects on the Emerging Markets Small Companies Fund and Gold Fund financial position, performance and cash flows. The Emerging Markets Small Companies Fund invested in one warrant during the six months ended April 30, 2016. The Gold Fund invested in purchased options contracts, written options contracts and warrants during the six months ended April 30, 2016.

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of April 30, 2016 by risk category are as follows:

Emerging Markets Small Companies Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
	Warrants, at value	$5,119	Warrants, at value	$-
Total		$5,119		$-

Gold Fund
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$108,220	Written options contracts, at value	$79,950
	Warrants, at value	255,320	Warrants, at value	-
Total		$363,540		$79,950

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2016 are as follows:

Emerging Markets Small Companies Fund
	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Warrants	Total
Warrants	$-	$-	$1,007	$1,007
Total	$-	$-	$1,007	$1,007

Gold Fund
	Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Total
Equity contracts	$(57,009)	$14,171	$(42,838)
Total	$(57,009)	$14,171	$(42,838)

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

Gold Fund
	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts	Warrants	Total
Equity contracts	$194,835	$(38,403)	$-	$156,432
Warrants	-	-	228,336	228,336
Total	$194,835	$(38,403)	$228,336	$384,768

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of April 30, 2016 are as follows:

Emerging Markets Small Companies Fund
Derivatives not designated as hedging instruments
	Warrants	Average Market Value	$4,441

Gold Fund
Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Number of contracts	952
Equity contracts	Written options contracts	Number of contracts	(743)
	Warrants	Average Market Value	$96,351

Note 12 – Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of April 30, 2016 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

	Value			Unrealized		Dividends	Net
Fund/Security	Beginning		Sales	Appreciation	Value End	Credited	Realized
Description	of Period	Purchases	Proceeds	(Depreciation)	of Period	to Income	Gain
Gold Fund
Evrim Resources Corp.	$222,218	$67,270	$-	$433,613	$723,101	$-	$-
Medgold Resources Corp.	285,912	-	-	125,075	410,987	-	-
Midland Exploration, Inc.	1,842,765	88,320	-	253,023	2,184,108	-	-
Skeena Resources Ltd.(1)	770,496	12,235	-	144,250	926,981	-	-
Thunderstruck Resources Ltd.(1)	30,590	-	-	(12,657)	17,933	-	-
Tri Origin Exploration Ltd.	-	200,824	-	(47,958)	152,866	-	-

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

	Shares			Shares
Fund/Security	Beginning			End
Description	of Period	Purchases	Sales	of Period
Gold Fund
Evrim Resources Corp.	2,193,000	1,500,000	-	3,693,000
Medgold Resources Corp.	9,596,666	-	-	9,596,666
Midland Exploration, Inc.	6,720,500	200,000	-	6,920,500
Skeena Resources Ltd.(1)	18,533,333	250,000	-	18,783,333
Thunderstruck Resources Ltd.(1)	1,500,000	-	-	1,500,000
Tri Origin Exploration Ltd.	-	10,480,000	-	10,480,000

(1)	No longer affiliated as of April 30, 2016.

Note 13 - Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

In May 2015, the FASB issued ASU No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 14 – Fund Reorganization
As of the close of business on November 20, 2015, the Emerging Markets Small Companies Fund (the "Acquiring Fund") acquired the assets and assumed the liabilities of EP China Fund and EP Latin America Fund (the "Acquired Funds") in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. For financial reporting purposes, assets received and shares issued by Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders fox tax purposes. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of Changes in Net Assets. Net assets and unrealized depreciation as of the reorganization date were as follows:

Total Net Assets of Acquired Funds	Total Net Assets of Acquiring Fund	Total Net Assets of Acquiring Fund After Acquisition	Acquired Funds Unrealized Appreciation
$39,585,069	$21,826,976	$61,412,045	$4,817,378

Euro Pacific Funds
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2016 (Unaudited)

Note 15 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

EP Emerging Markets Small Companies Fund,  EuroPac Gold Fund, EuroPac International Bond Fund,
EuroPac International Dividend Income Fund and EuroPac International Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At an in-person meeting held on March 8-10, 2016, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Euro Pacific Asset Management, LLC (the “Investment Advisor”) with respect to the following series of the Trust for an additional one-year term: the EP Emerging Markets Small Companies Fund (the “Emerging Markets Fund”), EuroPac Gold Fund (the “Gold Fund”), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Dividend Income Fund (the “International Dividend Fund”) and EuroPac International Value Fund (the “International Value Fund” and together the “Funds”). The Board and the Independent Trustees also approved the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Adrian Day Asset Management (the “Sub-Advisor”) with respect to the Gold Fund for an additional one-year term. The Advisory Agreement and the Sub-Advisory Agreement are referred to below as the “Fund Advisory Agreements.” In approving renewal of each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal is in the best interests of each Fund and its shareholders. The Board did not consider the renewal of the Sub-Advisory Agreement between the Investment Advisor and Champlain Investment Partners with respect to the Emerging Markets Fund because that agreement became effective on June 30, 2015, for an initial two-year term.

Background
In advance of the meeting, the Board received information about each Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and Sub-Advisor; reports comparing performance of each Fund with returns of its benchmark index and a group of comparable funds selected by Morningstar, Inc. (each a “Peer Group”) from its relevant fund universe (each a “Fund Universe”) for various periods ended December 31, 2015; and reports comparing the investment advisory fees and total expenses of each Fund to those of the respective Peer Group and Fund Universe. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board met with representatives of the Adviser and Sub-Adviser, and considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or Sub-Advisor were present during the Board’s final consideration of the Fund Advisory Agreements.

In approving renewal of the Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Euro Pacific Asset Management, LLC

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of each Fund. In reviewing such information the Board noted previous explanations by the Investment Advisor that the Investment Advisor primarily assists its U.S. clients in diversifying their investment exposure overseas; that its investment philosophy, which it consistently communicates to its clients, is long-term, value oriented and focused on a continued decline in the value of the U.S. Dollar against other currencies; and given this thesis, its clients have come to expect, and prefer, a large allocation to commodities and precious metals for the cyclical portions of their portfolios, and avoidance of financial investments in overleveraged, developed market economies. In that context, the Trustees noted that the meeting materials indicated as follows:

EP Emerging Markets Small Companies Fund,  EuroPac Gold Fund, EuroPac International Bond Fund,
EuroPac International Dividend Income Fund and EuroPac International Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

•	The Emerging Markets Fund’s total return for the one-year period was above the median return of the Diversified Emerging Markets Fund Universe, but below the median return of the Peer Group and the return of the MSCI EM Small Cap Index (by 3.24% and 5.30%, respectively). For the three- and five-year periods, the Fund’s total returns were above the Fund Universe median returns, the Peer Group median returns, and the MSCI EM Small Cap Index returns.

•	The Gold Fund’s return for the one-year period exceeded the return of the Philadelphia Gold & Silver Index, but was lower than both the median returns of the Peer Group and the Equity Precious Metals Fund Universe by 2.79%. The Trustees considered Morningstar’s observation that the Gold Fund is more diversified and has a lower risk profile than all of the funds in the Peer Group. The Trustees also observed that the returns of the Gold Fund in 2014 and 2015 were higher than the returns of the Index.

•	The International Bond Fund’s return for the one-year period was lower than the World Bond Fund Universe median return by 8.26%, the JPMorgan GBI Global ex-U.S. FX NY Index return by 7.66%, the Citigroup Non USD World Government Bond Index return by 6.97%, and the Peer Group median return by 5.28%. For the three-year period, the performance of the Fund was below the return of the Fund Universe median by 5.69%, the Peer Group median return by 3.48%, the JPMorgan Index return by 3.40%, and the Citigroup Index return by 3.29%. For the five-year period, the Fund’s performance was below the Fund Universe median return by 4.17%, the Peer Group median return by 3.19%, the JPMorgan Index return by 2.00%, and the Citigroup Index return by 1.92%.

The Board considered the Investment Advisor’s observation that the Fund’s underperformance was primarily due to the Fund’s relatively shorter duration, as well as the Fund’s choice to invest in the currencies of certain countries based on the Investment Advisor’s investment philosophy. The Board noted the Investment Advisor’s explanation that the currencies of those countries lagged in performance relative to the return of the Peer Group and the benchmark index, which invested heavily in Japan and Europe, both of which experienced significant monetary stimulus programs during the last three years. The Board also noted that the Fund’s investment objective is long-term in nature.

•	For the five-year period, the International Dividend Fund’s annualized total return was above the S&P International Dividend Opportunities Index return, but below the median returns of the Foreign Large Value Fund Universe and the Performance Peer Group by 4.09% and 2.62%, respectively. For the three-year period, the annualized total return of the Fund was below the median return of the Fund Universe, the Peer Group median return, and the S&P Index return by 8.07%, 6.96% and 1.56%, respectively. For the one-year period, the performance of the Fund was below the median return of the Foreign Large Value Fund Universe, the Peer Group median return, and the S&P Index by 16.36%, 14.62% and 3.75%, respectively.

In reviewing the Fund’s performance the Board considered the Investment Advisor’s assertion that the Peer Group, which focuses on international value funds rather than international dividend funds, does not provide a good basis of comparison for evaluating the Fund’s performance. The Board also considered the Investment Advisor’s observation that the Fund’s underperformance in relation to the Peer Group was due in part to differences in allocation and performance between the Asian and European markets, as well as the Fund’s allocation to emerging markets, especially Brazil. The Board also considered the Investment Advisor’s explanation that the Fund’s underperformance in relation to the S&P Index was a result of overweight allocation to energy and emerging market stocks, primarily in Brazil.

EP Emerging Markets Small Companies Fund,  EuroPac Gold Fund, EuroPac International Bond Fund,
EuroPac International Dividend Income Fund and EuroPac International Value Fund
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

•	For the one-year period, the performance of the International Value Fund was above the return of the PHLX Gold & Silver Index, but below the median return of the Foreign Large Value Fund Universe, the Peer Group median, the MSCI World Ex USA Value Index, the MSCI All Country World Ex USA Value Index, and the Morningstar US Energy Index by 23.70%, 23.23%, 18.63%, 16.25%, and 3.62%, respectively. For the three-year period, the performance of the Fund was above the return of the PHLX Index, but below the Fund Universe median return, the Peer Group median return, the MSCI World Ex USA Value Index, the MSCI All Country World Ex USA Value Index, and the Morningstar US Energy Index by 16.12%, 15.99%, 15.51%, 12.91%, and 9.98%, respectively. For the five-year period, the Fund’s annualized total return was below the Fund Universe median return, the Peer Group median return, the MSCI World Ex USA Value Index, the MSCI All Country World Ex USA Value Index, and the Morningstar US Energy Index by 10.89%, 10.49%, 10.43%, 8.47% and 8.20%, respectively.

The Trustees noted the Investment Advisor’s observation that the Fund has been overweight in commodities and underweight in financials, due to the Investment Advisor’s current views on the U.S. Dollar and global economy; that a broad group of international peer group funds will not be representative of the Fund’s performance because they will generally be overweight financials and underweight materials, the exact opposite of the Fund; that the Investment Advisor is not aware of any other international funds with sector allocations similar to those of the Fund; and that in periods when the U.S. Dollar is gaining in strength, the Fund will tend to underperform its peer group, and in periods when the U.S. Dollar is falling the Fund will tend to outperform its peer group.

The Board also considered the overall quality of services provided by Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Funds. With respect to the Gold Fund, the Board noted that the Investment Advisor would provide oversight of the Sub-Advisor with respect to the Fund’s operations, including monitoring the Sub-Advisor’s investment and trading activities with respect to the Fund and monitoring the Fund’s compliance with its investment policies.  The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund are sufficient for renewal of the Advisory Agreement.

Advisory Fees and Expense Ratios
With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated as follows:

•	The Emerging Markets Fund’s investment advisory fees (gross of fee waivers) were less than the Peer Group median, but greater than the Fund Universe median by 0.08%. The total expenses (net of fee waivers) paid by the Fund were below the Peer Group median, but above the Fund Universe median by 0.10%. The Board noted, however, that as of December 31, 2015, the Fund’s assets were smaller than the average asset sizes of funds in the Expense Peer Group and the Fund Universe.

•	The Gold Fund’s investment advisory fees (gross of fee waivers) were higher than both the Peer Group and the Fund Universe medians by 0.05%. The total expenses (net of fee waivers) paid by the Fund were higher than both the Peer Group median fee and the Fund Universe median fee by 0.21%. The Board noted, however, that as of December 31, 2015, the Fund’s assets were significantly smaller than the average asset size of the funds in the Peer Group and the Fund Universe.

EP Emerging Markets Small Companies Fund,  EuroPac Gold Fund, EuroPac International Bond Fund,
EuroPac International Dividend Income Fund and EuroPac International Value Fund
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

•	The International Bond Fund’s investment advisory fees (gross of fee waivers) were the same as the Fund Universe median and below the Peer Group median. The total expenses (net of fee waivers) paid by the Fund were above the Peer Group median and the Fund Universe median by 0.09% and 0.12%, respectively. The Board noted, however, that as of December 31, 2015, the Fund’s assets were smaller than the average asset sizes of funds in the Peer Group and the Fund Universe.

•	The International Dividend Fund’s investment advisory fees (gross of fee waivers) were the same as the Fund Universe median, but above the Peer Group median by 0.05%. The total expenses (net of fee waivers) paid by the Fund were above the Peer Group median by 0.23% and the Fund Universe median by 0.11%. The Board noted, however, that as of December 31, 2015, the Fund’s assets were smaller than the average asset sizes of funds in the Peer Group and the Fund Universe.

•	The International Value Fund’s investment advisory fees (gross of fee waivers) were above both the Fund Universe median and the Peer Group median by 0.23%. In reviewing the Fund’s advisory fee, the Trustees considered the Investment Advisor’s description of the extensive additional work undertaken by the Investment Advisor in connection with investment by the Fund in certain of the types of investments and countries in which the Fund invests. The total expenses (net of fee waivers) paid by the Fund were above the Peer Group median by 0.31% and the Fund Universe median by 0.36%. The Board noted, however, that as of December 31, 2015, the Fund’s assets were smaller than the average asset sizes of funds in the Peer Group and the Fund Universe.

The Board considered the Investment Advisor’s assertion that each Fund is distinct from its peer group in some way, as the Investment Advisor focuses on unhedged exposure to various countries, currencies, and commodities in a way that is not replicated by any other fund families’ products, and this makes it difficult for Morningstar to appropriately categorize the Funds’ strategies and construct peer groups for the Funds. The Board also considered that most investors in the Funds, the majority of whom purchase shares through the Investment Advisor’s affiliated broker-dealer, EuroPacific Capital, invest in the Funds specifically for this unique investment process and with a long-term focus. The Board noted that advisory fees paid by the Funds to the Investment Advisor are higher than fees paid to the Investment Advisor by its affiliate for which the Investment Advisor provides sub-advisory services. The Board considered, however, that the Investment Advisor oversees the Funds’ compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s other clients, and that the Investment Advisor has contractually agreed to limit the Funds’ expenses.

The Board and the Independent Trustees concluded that based on the information they had reviewed the compensation payable to the Investment Advisor pursuant to the Funds’ investment advisory agreement is fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to each Fund for the year ended December 31, 2015, noting that the Investment Advisor had waived a significant portion of its advisory fees with respect to each Fund, and had realized no profits with respect to the Emerging Markets Fund. In the case of each other Fund, the Board determined that the Investment Advisor’s profit level was reasonable. The Board also considered the potential benefits (other than investment advisory fees) received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, including research services made available to it by broker-dealers that provide execution services to the Funds, 12b-1 distribution fees paid to the Investment Advisor’s affiliates, beneficial effects from the oversight of the Trust’s CCO with respect to the Investment Advisor’s compliance program, and the intangible benefits of its association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Board also noted that although there were no advisory fee breakpoints, the asset levels of the Funds were relatively small and were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of those Funds grow.

EP Emerging Markets Small Companies Fund,  EuroPac Gold Fund, EuroPac International Bond Fund,
EuroPac International Dividend Income Fund and EuroPac International Value Fund
SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Adrian Day Asset Management

Nature, Extent and Quality of Services
The Board considered the overall quality of services provided by the Sub-Advisor to the Gold Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund. The Board’s observations regarding the performance of the Fund are described above. The Board also considered the overall quality of the Sub-Advisor’s organization and operations, and its compliance structure.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Sub-Advisor to the Fund are sufficient for renewal of the Sub-Advisory Agreement.

Sub-Advisory Fee
The Board reviewed information regarding the sub-advisory fee charged by the Sub-Advisor with respect to the Gold Fund, and observed that the sub-advisory fee was higher than the advisory fees paid to the Sub-Advisor by two private fund clients managed by the Sub-Advisor using the same strategies as the Fund. The Board considered, however, that the Sub-Advisor oversees the Gold Fund’s compliance with certain requirements under the 1940 Act that do not apply to its other clients. The Board also noted that the Investment Advisor pays the Sub-Advisor’s sub-advisory fees out of the Investment Advisor’s advisory fee, and considered the relative levels and types of services provided by the Investment Advisor and the Sub-Advisor.

The Board and the Independent Trustees concluded that the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the services provided by the Sub-Advisor to the Fund.

Benefits to the Sub-Advisor
The Board considered the benefits received by the Sub-Advisor as a result of its relationship with the Fund (other than sub-advisory fees paid to the Sub-Advisor), Chief Compliance Officer services including research services provided to it by broker-dealers providing execution services to the Fund, the intangible benefits of the Sub-Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Fund Advisory Agreements is in the best interests of each Fund and its shareholders and, accordingly, approved renewal of the Fund Advisory Agreements with respect to each Fund.

Euro Pacific Funds
EXPENSE EXAMPLES
For the Six Months Ended April 30, 2016 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A shares only), and redemption fees and (2) ongoing costs, including management fees; distribution fees and/or service (12b-1) fees (Class A shares only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EuroPac International Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/15	4/30/2016	11/1/15 – 4/30/16
Class A	$1,000.00	$1,168.60	$9.42
Class I	1,000.00	1,170.00	8.07
Hypothetical (5% annual return before taxes)	11/1/15	4/30/2016	11/1/15 – 4/30/16
Class A	1,000.00	1,016.17	8.76
Class I	1,000.00	1,017.43	7.50

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/366 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended April 30, 2016 (Unaudited)

EuroPac International Bond Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/15	4/30/2016	11/1/15 – 4/30/16
Class A	$1,000.00	$1,044.70	$5.85
Class I	1,000.00	1,045.40	4.58
Hypothetical (5% annual return before taxes)	11/1/15	4/30/2016	11/1/15 – 4/30/16
Class A	1,000.00	1,019.14	5.78
Class I	1,000.00	1,020.38	4.53

*	Expenses are equal to the Fund’s annualized expense ratios of 1.15% and 0.90% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/366 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EuroPac International Dividend Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/15	4/30/2016	11/1/15 – 4/30/16
Class A	$1,000.00	$1,053.30	$7.66
Class I	1,000.00	1,054.60	6.39
Hypothetical (5% annual return before taxes)	11/1/15	4/30/2016	11/1/15 – 4/30/16
Class A	1,000.00	1,017.41	7.52
Class I	1,000.00	1,018.65	6.27

*	Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EP Emerging Markets Small Companies Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/15	4/30/2016	11/1/15 – 4/30/16
Class A	$1,000.00	$976.70	$8.61
Class I	1,000.00	978.70	7.38
Hypothetical (5% annual return before taxes)	11/1/15	4/30/2016	11/1/15 – 4/30/16
Class A	1,000.00	1,016.16	8.78
Class I	1,000.00	1,017.40	7.53

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 182/366 (to reflect the six months period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific Funds
EXPENSE EXAMPLES - Continued
For the Six Months Ended April 30, 2016 (Unaudited)

EuroPac Gold Fund - Class A	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/15	4/30/2016	11/1/15 – 4/30/16
Actual Performance	$1,000.00	$1,635.00	$9.80
Hypothetical (5% annual return before expenses)	1,000.00	1,017.42	7.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect to six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Euro Pacific  Funds
Each a series of Investment Managers Series Trust

Investment Advisor
Euro Pacific Asset Management, LLC
Suite 204, Lots 81-82
Street C
Dorado, Puerto Rico 00646

Sub-Advisor
Champlain Investment Partners
180 Battery Street, Suite 400
Burlington, Vermont 05401

Sub-Advisor
Global Strategic Management
dba Adrian Day Asset Management
801 Compass Way, Suite 207
P.O. Box 6643
Annapolis, Maryland 21401

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
EuroPac International Value Fund – Class A	EPIVX	461 418 766
EuroPac International Value Fund – Class I	EPVIX	461 41P 669
EuroPac International Bond Fund – Class A	EPIBX	461 418 618
EuroPac International Bond Fund – Class I	EPBIX	461 41P 651
EuroPac International Dividend Income Fund – Class A	EPDPX	461 41P 487
EuroPac International Dividend Income Fund – Class I	EPDIX	461 41P 479
EP Emerging Markets Small Companies Fund – Class A	EPASX	461 418 550
EP Emerging Markets Small Companies Fund – Class I	EPEIX	461 41P 636
EuroPac Gold Fund – Class A	EPGFX	461 41P 677

Privacy Principles of the Euro Pacific Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Euro Pacific Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities are available without charge, upon request, by calling the Funds at (888) 558-5851, on the Funds’ website at www.europacificfunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (888) 558-5851, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 558-5851. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Euro Pacific Funds
P. O. Box 2175
Milwaukee, WI 53201
Toll Free: (888) 558-5851

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	07/08/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	07/08/2016

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	07/08/2016